Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Beginning Balance	£ 481	£ 326
Effective portion of changes in fair value	971	(857)
Income statement transfers	(808)	1,012
Ending Balance	644	481
Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	179	33
Income statement transfers	(33)	(13)
Foreign Currency Risk
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	(38)	(329)
Income statement transfers	(2)	316
Equity Risks
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	0	0
Income statement transfers	0	0
Interest Rate And Foreign Currency Risk
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	830	(561)
Income statement transfers	£ (773)	£ 709